PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

        Property, plant and equipment (including equipment under capital leases) as of December 31, 2016 consist of the following assets, which are depreciated or amortized on a straight-line basis over their estimated useful lives.

		Estimated Useful Lives(a)
Customer equipment	$871,049	3 to 5 years
Headends and related equipment	1,482,631	4 to 25 years
Infrastructure	3,740,494	3 to 25 years
Equipment and software	735,012	3 to 10 years
Construction in progress (including materials and supplies)	84,321
Furniture and fixtures	45,576	5 to 12 years
Transportation equipment	135,488	5 to 10 years
Buildings and building improvements	390,337	10 to 40 years
Leasehold improvements	104,309	Term of lease
Land	47,715

	7,636,932
Less accumulated depreciation and amortization	(1,039,297)

	$6,597,635

(a)

The estimated useful lives presented reflect the period of depreciation and amortization for the purchase of assets in new condition and do not reflect the remaining useful lives of the assets at December 31, 2016.

Schedule of buildings and equipment under capital lease

        At December 31, 2016, the gross amount of buildings and equipment and related accumulated amortization recorded under capital leases were as follows:

Buildings and equipment	$53,833
Less accumulated amortization	(6,306)

$47,527